Fair Value Measurements - Change in Fair value valuation technique of equity forward (Details) - Equity Forward	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023 item
Volatility
Fair Value Measurements
Equity forward fair value measurement input	27	0.27
Credit adjusted discount rate
Fair Value Measurements
Equity forward fair value measurement input	35	0.35
Transaction probability
Fair Value Measurements
Equity forward fair value measurement input	4	0.04